OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Mark-to-market swaps valuation:
Operating lease, liability, current, statement of financial position [Extensible List]	Other current liabilities	Other current liabilities
Deferred operating lease and advance charter hire revenue	$ 15,588	$ 10,691
Unfavorable contract liabilities	20,610	0
Current portion of operating lease liability	511	762
Debt guarantee liabilities	944	0
Other payables	5,009	4,943
Other current liabilities	43,047	16,396
Hygo Energy Transition Ltd
Mark-to-market swaps valuation:
Accounts payable	4,900	4,800
Interest rate swap
Mark-to-market swaps valuation:
Market-to-market liability on interest rate swaps	$ 385	$ 0